Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statements of Operations) (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Interest income (expenses)	¥ (3)	$ 0	¥ (7)	¥ (15)
General and administrative expenses	(1,661)	(242)	(2,399)	(2,662)
Other income	715	104	0	0
Loss before equity in undistributed earnings of subsidiaries	(949)	(138)	(2,406)	(2,677)
Equity in earnings of subsidiaries	(21,223)	(3,086)	(43,597)	(51,806)
Net income	¥ (22,172)	$ (3,224)	¥ (46,003)	¥ (54,483)